Employee deferred compensation (Details 4)	12 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended		1 Months Ended						12 Months Ended	1 Months Ended
	Dec. 31, 2013 year	Mar. 31, 2014 Subsequent Event [Member] CHF	Jan. 31, 2012 2011 Partner Asset Facility (PAF2) CHF	Dec. 31, 2013 2011 Partner Asset Facility (PAF2) year	Dec. 31, 2013 2011 Partner Asset Facility (PAF2) Minimum USD ($) year	Dec. 31, 2013 2011 Partner Asset Facility (PAF2) Maximum year	Jan. 31, 2013 Restricted Cash Awards CHF	Dec. 31, 2013 Restricted Cash Awards year	Dec. 31, 2013 2008 Partner Asset Facility (PAF) awards year	Jun. 30, 2012 2008 Partner Asset Facility (PAF) awards	Dec. 31, 2011 2008 Partner Asset Facility (PAF) awards	Dec. 31, 2013 Adjustable Performance Plan cash awards CHF year	Dec. 31, 2012 Adjustable Performance Plan cash awards CHF	Jan. 31, 2013 Plus Bond awards CHF	Dec. 31, 2013 Plus Bond awards	Dec. 31, 2012 Plus Bond awards CHF	Dec. 31, 2013 Plus Bond awards Minimum USD ($)	Jan. 31, 2013 Plus Bond awards Cliff vesting [Member] year	Jan. 31, 2014 Contingent Capital Awards (CCA) CHF	Dec. 31, 2013 Contingent Capital Awards (CCA) USD ($)	Dec. 31, 2013 Contingent Capital Awards (CCA) CHF	Jan. 31, 2014 Contingent Capital Awards (CCA) Minimum	Mar. 31, 2014 Contingent Capital Awards (CCA) Subsequent Event [Member] CHF	Jan. 31, 2014 Contingent Capital Awards (CCA) Cliff vesting [Member] year	Mar. 31, 2014 Capital Opportunity Facility (COF) Minimum year	Mar. 31, 2014 Capital Opportunity Facility (COF) Subsequent Event [Member] CHF	Jan. 31, 2012 Bank 2011 Partner Asset Facility (PAF2) CHF	Dec. 31, 2013 Bank Adjustable Performance Plan cash awards CHF	Jan. 31, 2013 Bank Plus Bond awards	Jan. 31, 2014 Bank Contingent Capital Awards (CCA) CHF	Dec. 31, 2013 Bank Contingent Capital Awards (CCA) CHF
Other compensation benefits
Threshold of losses resulting from defaults made by the entity's counterparties in the portfolio					$ 500,000,000												$ 600,000,000
Annual return on balance of awards granted throughout the maturity period (CHF percent)				5.00%																		4.75%			6.50%
Annual return on balance of awards granted throughout the maturity period (USD percent)				6.50%																		5.33%
Vesting Period (in years)								3				4												3
Period over which award will be expensed														3 years 0 months 0 days					3 years 0 months 0 days										3 years 0 months 0 days
Annual negative adjustment outstanding APP awards (as a percent)												15.00%
Total value of awards granted			499,000,000				299,000,000									187,000,000			391,000,000								497,000,000			391,000,000
Loss amount for each negative adjustment to outstanding APP awards												1,000,000,000
Contractual term of PAF2 award (in years)					4	9			8																7
Percentage of employees electing to exchange their existing awards for new awards										41.00%	35.00%		50.00%															50.00%
Reference rate applied on the notional value of the award granted during the contractual term									LIBOR						LIBOR					LIBOR	LIBOR
Basis points added to reference rate applied on the notional value of the award granted during the contractual term (in basis points)									250
Percentage added to reference rate applied on the notional value of the award granted during the contractual term (in %)															7.875%
Maturity of reference rate																			0 years 6 months 0 days
Annual cash payment of the notional value of the awards (as a percent)									20.00%
Amount of PAF2 converted to other share plans		684,000,000																					516,000,000			168,000,000
Number of employees impacted by PAF2 conversion		5,084
Estimated unrecognized compensation expense																					433,000,000										433,000,000
Period of time over which total estimated unrecognized compensation expense is expected to be recognized (in years)				3														3
Moratorium period on early retirement, determined from grant date (in years)	2
Amount of APP cash awards that were converted into APP share awards													498,000,000															479,000,000
Amount relating to the liability of APP cash awards reclassified into total shareholders' equity													453,000,000															435,000,000
Conversion price													16.29
Amount reallocated by employees outside of Investment Banking														38,000,000
Amount over which PAF holders will bear losses					500,000,000
Percentage that CET1 Ratio falls under, principle amount written down to zero																						7.00%
Minimum total compensation of certain employees to whom share awards are granted																				$ 250,000	250,000